Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials and consumables	$ 8,663	$ 13,039
Work-in-progress	4,694	1,879
Finished goods	2,440	654
Service inventory	1,495	1,656
Inventories	17,292	17,228
Inventory net write-down	55,342	40,172
Inventory write-down	611	879
Reversal of inventory write-down	531	273
Changes in raw materials and consumables, finished goods and work-in-progress recognized as cost of product and service revenues	$ 80	$ 606